Notes Payable - Summary of Purchased Certain Machinery and Equipment under Two Note Payable Agreements (Parenthetical) (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Note Payable, 15.2% Interest
Debt Instrument [Line Items]
Notes payable, interest rate	15.20%	15.20%
Notes payable, monthly payments	$ 1,328	$ 1,328
Maturity date of notes	Feb. 06, 2016	Feb. 06, 2016
Note Payable, 10.0% Interest
Debt Instrument [Line Items]
Notes payable, interest rate	10.00%	10.00%
Notes payable, monthly payments	$ 3,161	$ 3,161
Maturity date of notes	Jan. 01, 2016	Jan. 01, 2016